Summary of Significant Accounting Policies - Additional Information (Detail) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)
Viva GyM SA [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated fair value	S/ 112.7	$ 34.5	S/ 99.0	$ 29.5
Morelco SAS [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Put option period	10 years	10 years
Peru (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Workers' profit sharing on taxable income, Percentage	5.00%	5.00%
Dominican Republic (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Workers' profit sharing on taxable income, Percentage	10.00%	10.00%
Chile (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Employees indemnity period			330 days	330 days
Block III [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years	5 years
Block IV [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years	5 years
Block five [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years	5 years
Block one [member] | Capitalised development expenditure [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years	5 years
Investment property [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Interest in the Panorama Patio Shopping Center	35.00%	35.00%
Right-of-use assets [member] | Land [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	60 years	60 years
Bottom of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of voting rights held	20.00%	20.00%
Bottom of range [member] | Chile (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Workers' profit sharing on taxable income, Percentage	4.75%	4.75%
Bottom of range [member] | Contractual relationships with customers [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years	5 years
Bottom of range [member] | Computer software [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	2 years	2 years
Bottom of range [member] | Investment property [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property	5 years	5 years
Top of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of voting rights held	50.00%	50.00%
Top of range [member] | Bolivia (member)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Workers' profit sharing on taxable income, Percentage	25.00%	25.00%
Top of range [member] | Contractual relationships with customers [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	9 years	9 years
Top of range [member] | Computer software [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	8 years	8 years
Top of range [member] | Investment property [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of property	33 years	33 years